Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 884,861	$ 881,111
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	136,776	124,729
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	1,043,627	929,776
Apidos CLO XXXI
Series 2019-31A, Class A1R,
3-Month LIBOR + 1.10%, 5.89% (B), 04/15/2031 (A)	3,000,000	2,957,625
Carmax Auto Owner Trust
Series 2020-1, Class A4,
2.03%, 06/16/2025	1,900,000	1,848,609
Chase Funding Trust
Series 2003-6, Class 1A7,
4.84% (B), 11/25/2034	16,025	15,875
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 5.79% (B), 10/18/2030 (A)	2,484,032	2,456,454
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	102,473	100,682
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	650,000	576,899
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month LIBOR + 1.24%, 6.03% (B), 07/15/2036 (A)	1,500,000	1,457,988
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	166,141	158,857
Exeter Automobile Receivables Trust
Series 2022-2A, Class D,
4.56%, 07/17/2028	965,000	921,368
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	1,230,000	1,212,232
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	770,000	769,464
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	4,718	4,653
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	81,253	75,182
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	937,427	767,932
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	193,090	183,876
Hero Funding
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	247,562	232,146

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	$ 216,351	$ 208,072
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	42,069	41,674
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	2,136,000	2,119,350
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.84% (B), 08/25/2038 (A)	201,853	3,708
Series 2013-2, Class A,
1.61% (B), 03/25/2039 (A)	219,408	7,035
Series 2014-2, Class A,
3.00% (B), 04/25/2040 (A)	85,300	5,631
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	135,142	132,494
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	2,000,000	1,965,040
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	810,717	780,328
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	703,878	668,835
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (B), 07/20/2030 (A)	2,373,108	2,348,573
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	106,530	93,512
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.86% (B), 01/25/2036	13,744	10,727
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	634,795	590,246
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	1,900,000	1,903,414
Structured Receivables Finance LLC
Series 2010-A, Class A,
5.22%, 01/16/2046 (A)	326,233	320,296
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 5.79% (B), 04/25/2031 (A)	700,000	690,307
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	81,229	78,906

Total Asset-Backed Securities (Cost $28,045,274)		27,643,606

CORPORATE DEBT SECURITIES - 33.7%
Aerospace & Defense - 0.8%
Boeing Co.
5.15%, 05/01/2030	1,344,000	1,352,788
5.81%, 05/01/2050	1,589,000	1,593,693

Transamerica Series Trust	Page 1

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	$ 1,630,000	$ 1,395,917

		4,342,398

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	2,199,000	1,709,224

Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	682,000	593,642
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	637,000	617,644

		1,211,286

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	290,000	278,989
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	759,000	796,515

		1,075,504

Banks - 3.4%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	1,285,000	1,213,930
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	2,564,000	2,442,551
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,483,000	1,517,737
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	2,837,000	2,649,645
Commerzbank AG
8.13%, 09/19/2023 (A)	1,030,000	1,015,198
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	428,000	410,767
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,029,000	2,148,235
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,569,000	1,405,283
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	770,000	734,408
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,346,000	1,377,845
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,630,000	1,588,430
Wells Fargo & Co.
Fixed until 07/25/2032, 4.90% (B), 07/25/2033	1,668,000	1,627,041
Fixed until 06/15/2024 (D), 5.90% (B)	519,000	492,038

		18,623,108

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,537,000	1,397,416
Constellation Brands, Inc.
3.15%, 08/01/2029	516,000	471,297
3.70%, 12/06/2026	245,000	236,890

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Capital PLC
5.50%, 01/24/2033	$ 645,000	$ 697,895

		2,803,498

Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 05/14/2026	592,000	571,165
4.05%, 11/21/2039	1,231,000	1,094,942
Amgen, Inc.
2.00%, 01/15/2032	530,000	431,047
5.60%, 03/02/2043	605,000	621,424
CSL Finance PLC
4.63%, 04/27/2042 (A)	629,000	596,090
Gilead Sciences, Inc.
4.15%, 03/01/2047	253,000	221,691

		3,536,359

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	712,000	550,692
3.75%, 12/01/2027	928,000	881,599
Carrier Global Corp.
2.72%, 02/15/2030	552,000	482,495
Owens Corning
7.00%, 12/01/2036	1,813,000	2,017,607

		3,932,393

Capital Markets - 2.3%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	953,000	882,668
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	1,800,000	1,849,500
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	590,000	557,955
Fixed until 05/24/2023, 4.30% (B), 05/24/2028	1,455,000	1,435,105
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	2,173,000	2,013,987
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	1,976,000	1,691,181
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	248,000	220,870
Fixed until 07/20/2032, 4.89% (B), 07/20/2033	1,942,000	1,907,527
Northern Trust Corp.
6.13%, 11/02/2032	1,566,000	1,667,880

		12,226,673

Chemicals - 0.3%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	972,000	779,962
Nutrien Ltd.
4.90%, 03/27/2028	644,000	642,989

		1,422,951

Commercial Services & Supplies - 1.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	712,000	634,954
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	659,000	604,015
5.55%, 05/30/2033 (A)	787,000	778,916

Transamerica Series Trust	Page 2

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
General Electric Co.
4.50%, 03/11/2044	$ 1,047,000	$ 936,749
Republic Services, Inc.
5.00%, 04/01/2034	861,000	874,135
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	364,000	342,239
3.15%, 06/15/2031 (A)	666,000	526,384
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	1,019,000	803,966

		5,501,358

Construction & Engineering - 0.2%
Quanta Services, Inc.
2.90%, 10/01/2030	1,189,000	1,023,556

Consumer Finance - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	980,000	931,723
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,074,000	1,006,650
6.95%, 03/06/2026	800,000	813,000
General Motors Financial Co., Inc.
5.00%, 04/09/2027	932,000	920,363
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	521,000	422,448
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A) (C)	2,667,000	2,297,836

		6,392,020

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	1,217,000	963,508
Sysco Corp.
3.30%, 07/15/2026	1,108,000	1,062,940

		2,026,448

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	826,000	748,073

Diversified REITs - 0.2%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,398,000	1,012,960

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.
6.88%, 11/15/2028	360,000	387,540
Verizon Communications, Inc.
1.68%, 10/30/2030	1,185,000	954,494
2.99%, 10/30/2056	2,035,000	1,318,806

		2,660,840

Electric Utilities - 1.3%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	91,000	93,254
DTE Electric Co.
4.30%, 07/01/2044	1,655,000	1,453,569
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,328,000	1,953,115
Duke Energy Progress LLC
3.60%, 09/15/2047	1,121,000	872,973
Entergy Arkansas LLC
3.70%, 06/01/2024	217,000	213,635

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	$ 62,000	$ 63,957
Pacific Gas & Electric Co.
3.75%, 08/15/2042	110,000	78,569
PacifiCorp
3.60%, 04/01/2024	1,309,000	1,290,405
5.75%, 04/01/2037	122,000	129,963
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,111,000	1,071,664

		7,221,104

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,101,000	917,308
Keysight Technologies, Inc.
4.60%, 04/06/2027	909,000	897,866
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	429,156
Trimble, Inc.
6.10%, 03/15/2033	903,000	910,952

		3,155,282

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,393,000	1,337,087

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,337,000	1,279,177
4.50%, 09/15/2023	919,000	910,247
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	760,000	675,337
5.50%, 12/15/2024 (A)	1,929,000	1,903,342
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,606,000	1,576,290

		6,344,393

Food Products - 0.8%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	1,701,000	1,445,533
Cargill, Inc.
5.13%, 10/11/2032 (A)	643,000	664,210
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	1,337,000	1,088,051
Viterra Finance BV
4.90%, 04/21/2027 (A)	1,038,000	998,636

		4,196,430

Ground Transportation - 0.8%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	2,367,000	2,217,612
5.50%, 01/15/2026 (A)	605,000	591,896
Norfolk Southern Corp.
4.55%, 06/01/2053	1,529,000	1,369,433

		4,178,941

Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	894,000	836,779
5.75%, 12/06/2052 (A)	591,000	626,891
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (A)	635,000	666,196

		2,129,866

Transamerica Series Trust	Page 3

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.6%
Centene Corp.
3.00%, 10/15/2030	$ 1,263,000	$ 1,063,028
3.38%, 02/15/2030	753,000	656,764
Cigna Group
2.40%, 03/15/2030	1,103,000	956,196
CVS Health Corp.
2.70%, 08/21/2040	1,022,000	729,461
Elevance Health, Inc.
2.25%, 05/15/2030	785,000	673,538
5.13%, 02/15/2053	621,000	616,408
HCA, Inc.
4.13%, 06/15/2029	502,000	469,908
5.25%, 04/15/2025	334,000	333,421
5.50%, 06/15/2047	1,513,000	1,416,075
Humana, Inc.
5.50%, 03/15/2053	646,000	654,625
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	350,000	325,602
UnitedHealth Group, Inc.
5.20%, 04/15/2063	964,000	972,923

		8,867,949

Health Care REITs - 0.5%
Physicians Realty LP
2.63%, 11/01/2031	1,755,000	1,382,502
Ventas Realty LP
3.25%, 10/15/2026	1,293,000	1,207,340

		2,589,842

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
2.95%, 03/15/2031	79,000	65,885
3.80%, 02/15/2028	798,000	753,039
Hyatt Hotels Corp.
1.80%, 10/01/2024	526,000	497,789
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (A)	1,452,000	1,211,027

		2,527,740

Industrial REITs - 0.1%
Prologis LP
5.25%, 06/15/2053	534,000	531,201

Insurance - 1.3%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	1,375,000	1,380,426
Global Atlantic Finance Co.
3.13%, 06/15/2031 (A)	2,084,000	1,640,360
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	167,000	168,564
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	800,000	791,150
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (A)	404,000	388,282
6.80%, 01/24/2030 (A)	1,614,000	1,534,299
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,276,000	1,039,390

		6,942,471

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	$ 1,739,000	$ 1,723,645

IT Services - 0.3%
Fiserv, Inc.
5.45%, 03/02/2028	918,000	937,646
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	881,000	458,173

		1,395,819

Machinery - 0.3%
CNH Industrial Capital LLC
5.45%, 10/14/2025	1,498,000	1,513,648

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	917,000	696,727
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	426,000	382,335
Comcast Corp.
2.94%, 11/01/2056	527,000	348,981
NBCUniversal Media LLC
4.45%, 01/15/2043	643,000	586,515
Paramount Global
4.20%, 05/19/2032	860,000	738,064

		2,752,622

Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	934,523
ArcelorMittal SA
6.55%, 11/29/2027	1,326,000	1,377,759
Glencore Funding LLC
2.63%, 09/23/2031 (A)	1,105,000	906,561

		3,218,843

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	903,000	896,382
CMS Energy Corp.
2.95%, 02/15/2027	128,000	119,052
4.88%, 03/01/2044	165,000	151,445
Public Service Co. of Oklahoma
6.63%, 11/15/2037	199,000	218,564

		1,385,443

Office REITs - 0.0% (E)
Corporate Office Properties LP
2.00%, 01/15/2029	340,000	261,339

Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	573,000	497,991
Chevron USA, Inc.
3.25%, 10/15/2029	813,000	762,669
Energy Transfer LP
4.90%, 02/01/2024	536,000	532,745
5.15%, 02/01/2043	651,000	566,874
5.55%, 02/15/2028	571,000	577,872
5.95%, 10/01/2043	604,000	577,137
7.60%, 02/01/2024	473,000	477,536
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,017,000	1,712,911

Transamerica Series Trust	Page 4

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	$ 1,054,000	$ 1,043,229
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,372,000	1,382,290
ONEOK, Inc.
6.10%, 11/15/2032	1,314,000	1,359,648
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,081,679
7.69%, 01/23/2050	290,000	204,637
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,185,000	972,835
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	932,000	832,946
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	547,000	524,818
Shell International Finance BV
2.50%, 09/12/2026	578,000	543,652
3.75%, 09/12/2046	764,000	642,702
Western Midstream Operating LP
6.15%, 04/01/2033	893,000	903,001
Williams Cos., Inc.
5.40%, 03/04/2044	103,000	96,302

		15,293,474

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	533,150	477,863

Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	700,000	663,197
Kenvue, Inc.
5.00%, 03/22/2030 (A)	1,444,000	1,487,279

		2,150,476

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC
1.20%, 05/28/2026	524,000	476,894
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	775,000	748,676
Royalty Pharma PLC
2.20%, 09/02/2030	831,000	676,033
Viatris, Inc.
2.30%, 06/22/2027	555,000	485,955

		2,387,558

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	948,000	905,109
5.10%, 12/15/2027	1,021,000	1,026,032

		1,931,141

Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	945,000	846,754
Realty Income Corp.
5.63%, 10/13/2032	478,000	496,086

		1,342,840

Retail REITs - 0.2%
Simon Property Group LP
2.20%, 02/01/2031	530,000	425,579
5.50%, 03/08/2033	886,000	880,707

		1,306,286

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	$ 1,390,000	$ 1,333,842
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,162,000	1,007,643
3.50%, 02/15/2041 (A)	743,000	559,500
Intel Corp.
5.63%, 02/10/2043	645,000	660,033
KLA Corp.
3.30%, 03/01/2050	1,033,000	786,595
Microchip Technology, Inc.
0.98%, 09/01/2024	875,000	825,619
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	266,415
3.40%, 05/01/2030	701,000	629,442
QUALCOMM, Inc.
3.25%, 05/20/2050 (C)	727,000	557,512
Skyworks Solutions, Inc.
1.80%, 06/01/2026	516,000	463,195
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	1,856,000	1,480,915

		8,570,711

Software - 0.9%
Oracle Corp.
3.65%, 03/25/2041	732,000	563,865
6.90%, 11/09/2052	1,195,000	1,333,625
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,496,000	1,454,654
Workday, Inc.
3.50%, 04/01/2027	1,599,000	1,527,769

		4,879,913

Specialized REITs - 1.3%
SBA Tower Trust
6.60%, 01/15/2028 (A)	5,768,000	6,082,255
Weyerhaeuser Co.
4.00%, 04/15/2030	1,140,000	1,062,931

		7,145,186

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,027,000	947,622

Technology Hardware, Storage & Peripherals - 0.0% (E)
Western Digital Corp.
2.85%, 02/01/2029	245,000	199,048

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	298,000	254,365
Philip Morris International, Inc.
5.63%, 11/17/2029	1,017,000	1,060,592

		1,314,957

Wireless Telecommunication Services - 0.4%
Sprint LLC
7.88%, 09/15/2023	370,000	372,724
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,063,000	955,694
3.88%, 04/15/2030	985,000	923,701

		2,252,119

Total Corporate Debt Securities (Cost $178,967,547)		182,721,508

Transamerica Series Trust	Page 5

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.3%
Colombia Government International Bonds
4.50%, 01/28/2026	$ 1,795,000	$ 1,719,185

Israel - 0.0% (E)
Israel Government AID Bonds
5.50%, 09/18/2033	100,000	112,714

Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	1,008,432

Peru - 0.2%
Peru Government International Bonds
7.35%, 07/21/2025	884,000	932,788

Total Foreign Government Obligations (Cost $3,656,472)		3,773,119

MORTGAGE-BACKED SECURITIES - 6.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	92,098	90,920
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	72,389	62,259
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	20,555	16,111
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, Zero Coupon (B), 07/25/2035	133,806	6,002
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 0.22% (B), 06/25/2035	337,956	26,442
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	200,000	140,857
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	7,683	5,395
Series 2005-7, Class 30,
11/25/2035	7,640	7,214
Series 2005-8, Class 30,
01/25/2036	1,986	1,302
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
3.35% (B), 11/25/2033	9,335	8,585
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	514,479
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 6.80% (B), 02/25/2036	12,648	11,847
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.95% (B), 02/25/2037	18,711	17,644
Series 2007-A2, Class 2A1,
4.14% (B), 06/25/2035	8,783	8,278
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	24,211	23,384

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-3, Class A4,
5.75%, 04/25/2034	$ 14,526	$ 14,154
Series 2004-7, Class 2A1,
6.34% (B), 06/25/2034	7,317	6,625
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (F)	249	147
Series 2004-HYB1, Class 2A,
4.22% (B), 05/20/2034	6,732	6,011
Series 2005-22, Class 2A1,
3.51% (B), 11/25/2035	53,220	40,788
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	223,252	219,748
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	782,000	767,577
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	3,099	2,845
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	1,750,000	1,728,391
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	2,865,000	2,672,571
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	404,888
Series 2018-HOME, Class A,
3.82% (B), 04/10/2033 (A)	1,160,000	1,057,687
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	7,941	7,599
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	876	866
FMC GMSR Issuer Trust
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,100,000	1,007,755
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,100,000	942,331
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	1,000,000	950,013
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	1,235,000	1,159,093
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 5.20% (B), 03/25/2035 (A)	84,077	73,021
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 5.20% (B), 09/25/2035 (A)	57,811	48,915
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	14,393	14,072
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	9,561	9,533
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	18,909	18,199
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	34,366	17,819
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 5.55% (B), 05/25/2036	11,568	9,596
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
4.18% (B), 11/25/2033	5,805	5,475

Transamerica Series Trust	Page 6

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	$ 154,000	$ 139,351
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	600,000	515,684
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	1,426,000	1,163,253
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.10% (B), 04/21/2034	11,006	10,232
Series 2004-13, Class 3A7,
3.87% (B), 11/21/2034	5,962	5,497
Series 2004-3, Class 4A2,
3.47% (B), 04/25/2034	6,752	5,808
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	432	409
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3PO,
Zero Coupon, 05/28/2035 (A)	4,410	3,346
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 5.47% (B), 10/25/2028	75,206	68,600
Series 2004-1, Class 2A1,
3.68% (B), 12/25/2034	19,038	17,379
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 5.31% (B), 04/25/2029	50,214	44,801
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	1,139,850	1,104,289
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	860,241	751,773
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	110,582	104,464
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	404,743	386,247
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	344,690	321,603
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	3,212	3,111
Series 2003-A1, Class A5,
7.00%, 04/25/2033	9,939	9,868
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	1,508,000	1,382,741
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	59,399	11,975
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 6.49% (B), 10/25/2017	43	43
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	159,476

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 5.52% (B), 04/20/2033	$ 38,296	$ 34,214
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 5.36% (B), 12/20/2034	33,159	29,103
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 5.46% (B), 09/20/2034	91,877	77,906
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 5.44% (B), 10/20/2034	60,079	52,020
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (A)	1,005,000	799,602
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
5.19% (B), 02/25/2034	76,061	70,048
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 5.46% (B), 01/19/2034	115,454	106,864
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 5.46% (B), 03/19/2034	89,951	80,284
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 5.42% (B), 10/19/2034	13,443	12,351
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 5.26% (B), 07/19/2035	49,345	43,517
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.72% (B), 12/25/2044	26,404	23,907
Towd Point Mortgage Trust
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	98,897	97,783
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,692,062	1,603,790
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	927,095	881,956
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	1,675,184	1,623,325
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	1,850,786	1,714,253
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	1,910,808	1,779,615
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	4,019,686	3,580,251
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	1,390,266	1,139,712
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	750,379	700,232
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	2,854,863	2,702,309
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	7,320	6,880
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4,
3.24%, 04/10/2046	12,200	12,175
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.37% (B), 05/10/2063 (A)	107,330	1

Transamerica Series Trust	Page 7

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	$ 76,577	$ 78,786
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (G)	41,871	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.23% (B), 10/25/2033	29,509	26,692
Series 2003-AR6, Class A1,
3.43% (B), 06/25/2033	7,748	7,051
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	17,533	16,528
Series 2003-S9, Class A8,
5.25%, 10/25/2033	15,409	14,951
Series 2004-AR3, Class A2,
3.25% (B), 06/25/2034	4,530	4,073
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	59,232	54,245
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 0.20% (B), 04/25/2035	191,326	8,132
Series 2005-3, Class CX,
5.50%, 05/25/2035	78,778	12,856
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	121	92
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,016,755
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 5.83% (B), 02/15/2040 (A)	549,958	519,765

Total Mortgage-Backed Securities (Cost $38,641,803)		37,268,412

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.5%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	918,540	827,706
1-Year CMT + 2.25%, 3.25% (B), 05/01/2036	3,972	3,984
12-Month LIBOR + 1.95%, 3.48% (B), 06/01/2036	22,410	22,712
3.50%, 06/01/2042 - 06/01/2043	516,035	488,447
12-Month LIBOR + 1.69%, 3.94% (B), 12/01/2036	2,224	2,174
12-Month LIBOR + 1.67%, 3.97% (B), 11/01/2036	15,088	14,754
4.00%, 06/01/2042 - 01/01/2046	993,377	968,884
1-Year CMT + 2.37%, 4.29% (B), 09/01/2034	18,278	18,642
1-Year CMT + 2.25%, 4.35% (B), 02/01/2036	20,321	20,448
1-Year CMT + 2.25%, 4.38% (B), 01/01/2035	11,813	12,036
1-Year CMT + 2.36%, 4.48% (B), 10/01/2036	7,852	7,760

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50%, 06/01/2048	$ 424,365	$ 422,549
6-Month LIBOR + 1.76%, 4.57% (B), 10/01/2036	12,431	12,602
6-Month LIBOR + 1.78%, 5.57% (B), 07/01/2036	18,348	18,342
6-Month LIBOR + 1.84%, 5.77% (B), 03/01/2037	4,658	4,771
6-Month LIBOR + 1.62%, 6.00% (B), 08/01/2036	4,083	4,151
6.00%, 12/01/2034	34,617	35,075
6-Month LIBOR + 2.11%, 6.31% (B), 02/01/2037	11,948	12,043
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,934,000	1,870,693
3.17%, 10/25/2024	2,700,000	2,631,760
3.30% (B), 11/25/2027	553,000	531,658
3.53% (B), 10/25/2023	2,091,580	2,070,449
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month LIBOR + 17.50%, 1.89% (B), 02/15/2040	31,362	30,957
1-Month LIBOR + 0.40%, 3.76% (B), 07/15/2037	62,373	60,781
(2.00) * 1-Month LIBOR + 13.29%, 3.92% (B), 07/15/2033	16,094	15,969
(1.25) * 1-Month LIBOR + 10.13%, 4.27% (B), 07/15/2032	17,073	16,615
5.00%, 05/15/2023	198	198
1-Month LIBOR + 0.35%, 5.03% (B), 06/15/2043	368,726	356,792
1-Month LIBOR + 0.40%, 5.08% (B), 10/15/2041	84,187	83,450
1-Month LIBOR + 0.44%, 5.12% (B), 02/15/2037	2,953	2,895
5.50%, 04/15/2033 - 05/15/2038	8,152	8,218
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	24,242	23,607
6.00%, 11/15/2032	24,044	24,918
(1.83) * 1-Month LIBOR + 14.76%, 6.17% (B), 09/15/2033	2,818	2,969
6.40%, 11/15/2023	998	996
6.50%, 08/15/2031 - 07/15/2036	101,634	105,410
7.00%, 03/15/2024 - 05/15/2032	94,910	100,611
7.25%, 12/15/2030	12,280	13,069
(3.67) * 1-Month LIBOR + 24.49%, 7.32% (B), 06/15/2034	99	98
7.50%, 08/15/2030	14,078	14,909
8.00%, 01/15/2030	54,533	58,479
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
Zero Coupon (B), 01/15/2040	31,853	1,289
(1.00) * 1-Month LIBOR + 6.00%, 1.32% (B), 11/15/2037 - 02/15/2039	45,643	3,396
(1.00) * 1-Month LIBOR + 6.20%, 1.52% (B), 06/15/2038	101,352	6,579
(1.00) * 1-Month LIBOR + 6.37%, 1.69% (B), 10/15/2037	212,614	23,800
(1.00) * 1-Month LIBOR + 6.42%, 1.74% (B), 11/15/2037	24,004	1,999
(1.00) * 1-Month LIBOR + 6.80%, 2.12% (B), 04/15/2038	21,292	2,298
(1.00) * 1-Month LIBOR + 7.10%, 2.42% (B), 07/15/2036	6,522	735
(1.00) * 1-Month LIBOR + 8.00%, 3.32% (B), 03/15/2032	11,339	1,173

Transamerica Series Trust	Page 8

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	$ 76,762	$ 64,268
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 4.34% (B), 10/25/2044	80,501	75,105
7.00%, 02/25/2043	29,447	31,376
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	17,244	3,361
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	3,163,959	2,710,019
3.00%, 01/01/2043 - 07/01/2060	1,859,233	1,671,461
3.50%, 08/01/2032 - 03/01/2060	1,989,471	1,882,496
4.00%, 07/01/2042 - 08/01/2048	1,530,331	1,492,569
1-Year CMT + 2.22%, 4.07% (B), 01/01/2036	7,428	7,552
12-Month LIBOR + 1.79%, 4.29% (B), 01/01/2038	4,764	4,663
5.00%, 05/01/2023	7	7
1-Month LIBOR + 0.26%, 5.11% (B), 11/25/2046	53,539	52,929
5.50%, 01/01/2058	1,261,985	1,312,852
6.00%, 10/01/2033	5,409	5,389
6.50%, 01/01/2036	7,485	7,399
8.00%, 11/01/2037	3,315	3,403
Federal National Mortgage Association REMICS
(1.33) * 1-Month LIBOR + 7.47%, 1.25% (B), 08/25/2033	27,083	24,354
(2.50) * 1-Month LIBOR + 13.75%, 2.10% (B), 07/25/2033	8,127	7,630
(1.88) * 1-Month LIBOR + 11.28%, 2.17% (B), 07/25/2035	41,493	39,332
(2.75) * 1-Month LIBOR + 16.50%, 3.18% (B), 05/25/2034	6,187	6,052
(2.00) * 1-Month LIBOR + 14.00%, 4.31% (B), 03/25/2038	3,463	3,111
(1.67) * 1-Month LIBOR + 12.50%, 4.42% (B), 09/25/2033	4,063	4,031
(4.00) * 1-Month LIBOR + 24.00%, 4.62% (B), 05/25/2034	4,076	4,419
1-Month LIBOR + 0.25%, 4.96% (B), 06/27/2036	12,862	12,687
1-Month LIBOR + 0.30%, 5.15% (B), 08/25/2041	25,382	25,212
5.16% (B), 10/25/2042	11,510	11,668
1-Month LIBOR + 0.35%, 5.20% (B), 04/25/2035 - 08/25/2036	31,351	30,877
(2.50) * 1-Month LIBOR + 17.38%, 5.26% (B), 07/25/2035	28,804	31,378
1-Month LIBOR + 0.50%, 5.35% (B), 05/25/2035	10,251	10,243
5.50% (H), 04/25/2023 - 05/25/2023	283	280
(1.83) * 1-Month LIBOR + 14.48%, 5.60% (B), 12/25/2032	2,326	2,429
(2.00) * 1-Month LIBOR + 15.50%, 5.98% (B), 11/25/2031	8,858	9,416
6.00% (B), 07/25/2023	880	847
6.00%, 08/25/2037	10,360	11,031
(2.75) * 1-Month LIBOR + 19.53%, 6.20% (B), 04/25/2034 - 05/25/2034	42,304	44,951
6.50%, 05/25/2044	28,924	29,879

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(3.67) * 1-Month LIBOR + 24.57%, 6.80% (B), 03/25/2036	$ 9,089	$ 10,920
(4.00) * 1-Month LIBOR + 26.20%, 6.82% (B), 10/25/2036	3,007	3,541
7.00%, 03/25/2031 - 11/25/2031	61,364	64,845
(4.00) * 1-Month LIBOR + 26.56%, 7.18% (B), 12/25/2036	2,538	2,796
(3.25) * 1-Month LIBOR + 25.19%, 9.44% (B), 02/25/2032	1,380	1,611
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (B), 03/25/2032	1,297	1,395
Federal National Mortgage Association REMICS, Interest Only STRIPS
Zero Coupon (B), 01/25/2038 - 04/25/2041	32,077	1,407
0.91% (B), 08/25/2042	166,261	4,058
(1.00) * 1-Month LIBOR + 5.85%, 1.00% (B), 09/25/2038	60,759	4,085
(1.00) * 1-Month LIBOR + 5.91%, 1.06% (B), 02/25/2038	31,282	2,526
(1.00) * 1-Month LIBOR + 6.10%, 1.25% (B), 06/25/2037	17,326	1,289
(1.00) * 1-Month LIBOR + 6.18%, 1.33% (B), 12/25/2039	5,062	354
(1.00) * 1-Month LIBOR + 6.20%, 1.35% (B), 03/25/2038	6,259	460
(1.00) * 1-Month LIBOR + 6.42%, 1.57% (B), 04/25/2040	9,090	667
(1.00) * 1-Month LIBOR + 6.53%, 1.68% (B), 01/25/2041	130,773	16,386
(1.00) * 1-Month LIBOR + 6.54%, 1.69% (B), 09/25/2037	21,760	2,251
(1.00) * 1-Month LIBOR + 6.55%, 1.70% (B), 02/25/2039	12,141	1,220
(1.00) * 1-Month LIBOR + 6.58%, 1.73% (B), 06/25/2036	13,353	1,194
(1.00) * 1-Month LIBOR + 6.70%, 1.85% (B), 03/25/2036	259,300	26,088
(1.00) * 1-Month LIBOR + 7.15%, 2.30% (B), 07/25/2037	38,489	5,333
6.50%, 05/25/2033	9,970	1,846
7.00%, 06/25/2033	13,598	2,161
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	428,463	340,133
Federal National Mortgage Association, Interest Only STRIPS
1.94% (B), 11/25/2033	3,459,416	305,290
1.98% (B), 07/25/2030	6,382,254	526,177
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	18,374	16,277
FREMF Trust
Series 2018-W5FX, Class BFX,
3.42% (B), 04/25/2028 (A)	900,000	823,433
Government National Mortgage Association
2.00%, 05/16/2049	2,161	2,145
Government National Mortgage Association REMICS
1.65%, 01/20/2063	370	335
(2.00) * 1-Month LIBOR + 13.40%, 3.88% (B), 10/20/2037	10,224	9,481
1-Month LIBOR + 0.70%, 4.84% (B), 05/20/2061	879	874
1-Month LIBOR + 0.30%, 4.87% (B), 08/20/2060	248	246

Transamerica Series Trust	Page 9

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
1-Month LIBOR + 0.55%, 4.88% (B), 07/20/2062	$ 442	$ 437
1-Month LIBOR + 0.58%, 4.98% (B), 09/20/2062	1,049	1,041
1-Month LIBOR + 0.43%, 5.00% (B), 04/20/2060	2,175	2,142
1-Month LIBOR + 0.45%, 5.02% (B), 03/20/2060	3,478	3,420
(2.41) * 1-Month LIBOR + 16.43%, 5.04% (B), 06/17/2035	5,121	5,239
1-Month LIBOR + 0.52%, 5.08% (B), 10/20/2062	72,193	71,841
(3.00) * 1-Month LIBOR + 20.21%, 5.92% (B), 09/20/2037	4,131	4,314
(4.91) * 1-Month LIBOR + 29.46%, 6.08% (B), 09/20/2034	7,724	7,992
(2.20) * 1-Month LIBOR + 16.72%, 6.32% (B), 05/18/2034	121	121
(3.50) * 1-Month LIBOR + 23.28%, 6.61% (B), 04/20/2037	14,723	15,826
(2.75) * 1-Month LIBOR + 19.66%, 6.66% (B), 04/16/2034	16,271	17,313
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 0.94% (B), 12/20/2038	18,868	903
(1.00) * 1-Month LIBOR + 5.83%, 1.07% (B), 02/20/2038	30,334	925
(1.00) * 1-Month LIBOR + 6.00%, 1.24% (B), 11/20/2037	28,185	632
(1.00) * 1-Month LIBOR + 6.08%, 1.32% (B), 06/20/2039	17,013	1,136
(1.00) * 1-Month LIBOR + 6.10%, 1.34% (B), 10/20/2034	35,875	1,820
(1.00) * 1-Month LIBOR + 6.10%, 1.37% (B), 02/16/2039	8,614	19
(1.00) * 1-Month LIBOR + 6.20%, 1.44% (B), 03/20/2037 - 06/20/2038	65,039	2,791
(1.00) * 1-Month LIBOR + 6.27%, 1.51% (B), 04/20/2039	20,290	1,053
(1.00) * 1-Month LIBOR + 6.30%, 1.54% (B), 09/20/2035 - 03/20/2039	64,441	4,701
(1.00) * 1-Month LIBOR + 6.40%, 1.67% (B), 05/16/2038	62,577	3,808
(1.00) * 1-Month LIBOR + 6.47%, 1.74% (B), 06/16/2037	21,150	735
(1.00) * 1-Month LIBOR + 6.55%, 1.79% (B), 11/20/2037 - 12/20/2037	25,936	728
(1.00) * 1-Month LIBOR + 6.75%, 1.99% (B), 07/20/2037	49,492	2,640
(1.00) * 1-Month LIBOR + 6.81%, 2.08% (B), 04/16/2037	16,760	1,562
5.50%, 10/16/2037	1,800	5
6.50%, 03/20/2039	13,350	1,622
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	41,429	37,201
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,678,744
Uniform Mortgage-Backed Security
2.00%, TBA (I)	17,565,000	15,154,266
2.50%, TBA (I)	30,901,000	26,948,097

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
3.00%, TBA (I)	$ 22,092,000	$ 19,942,064
3.50%, TBA (I)	15,934,000	14,910,062
4.00%, TBA (I)	8,100,000	7,736,766
4.50%, TBA (I)	7,493,000	7,333,774
5.50%, TBA (I)	10,668,000	10,766,762

Total U.S. Government Agency Obligations (Cost $127,312,133)		127,441,852

U.S. GOVERNMENT OBLIGATIONS - 27.7%
U.S. Treasury - 25.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,065,000	2,351,825
1.88%, 11/15/2051	2,571,800	1,743,098
2.00%, 02/15/2050	1,350,500	953,210
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,931,314
2.38%, 02/15/2042 - 05/15/2051	4,786,700	3,799,557
2.50%, 02/15/2045 - 05/15/2046	6,276,600	4,983,271
2.75%, 08/15/2042 - 11/15/2047	4,502,000	3,748,118
2.88%, 08/15/2045 - 05/15/2049	3,867,500	3,288,084
3.00%, 05/15/2042 - 02/15/2049	3,669,400	3,213,236
3.00%, 08/15/2052 (C)	1,894,200	1,656,537
3.13%, 02/15/2042	2,320,300	2,101,594
3.63%, 02/15/2044	4,005,100	3,866,486
3.88%, 02/15/2043	872,000	878,267
4.00%, 11/15/2052	10,009,000	10,578,262
5.25%, 02/15/2029 (C)	1,443,800	1,563,816
U.S. Treasury Notes
0.13%, 05/31/2023	783,900	778,121
0.25%, 05/31/2025	900,000	830,004
0.63%, 05/15/2030	1,086,800	888,841
0.63%, 08/15/2030 (C)	4,175,600	3,399,526
0.88%, 06/30/2026	732,000	666,892
1.13%, 02/15/2031	4,532,000	3,811,837
1.38%, 11/15/2031 (C)	4,527,000	3,817,357
1.50%, 08/15/2026 - 02/15/2030	4,619,500	4,134,668
1.63%, 02/15/2026 - 05/15/2031	11,649,600	10,447,235
1.75%, 05/15/2023 (C)	612,200	610,059
1.88%, 02/15/2032	2,645,300	2,319,804
2.00%, 02/15/2025 (C)	2,810,000	2,700,125
2.25%, 11/15/2025 (C)	3,928,300	3,765,490
2.25%, 11/15/2027	452,700	425,361
2.50%, 05/31/2024 (C)	890,200	869,927
2.63%, 02/15/2029	529,000	501,124
2.75%, 02/15/2028 - 08/15/2032	2,660,000	2,544,614
2.88%, 05/15/2028 - 05/15/2032	3,517,700	3,371,988
2.88%, 08/15/2028 (C)	2,155,000	2,073,935
3.13%, 11/15/2028 (C)	1,394,800	1,358,622
3.50%, 01/31/2028 - 02/15/2033	17,608,900	17,521,780
3.88%, 11/30/2027	938,100	946,968
4.13%, 01/31/2025 (C)	1,725,000	1,723,652
4.13%, 09/30/2027 - 11/15/2032	19,301,300	20,238,483
4.25%, 09/30/2024	782,300	781,108

		138,184,196

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,052,400	1,487,268
1.75%, 01/15/2028	919,426	940,807
2.50%, 01/15/2029	3,441,326	3,683,126

Transamerica Series Trust	Page 10

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 1,875,812	$ 1,744,744
0.63%, 01/15/2024	4,567,709	4,530,001

		12,385,946

Total U.S. Government Obligations (Cost $149,437,057)		150,570,142

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 11.17% (B)	29,475	841,217

Total Preferred Stock (Cost $838,437)		841,217

	Principal	Value
COMMERCIAL PAPER - 12.3%
Banks - 6.1%
Bedford Row Funding Corp.
5.22% (H), 06/08/2023	$ 4,200,000	4,159,090
Cooperatieve Rabobank UA
5.17% (H), 06/09/2023	4,200,000	4,160,049
DBS Bank Ltd.
5.22% (H), 06/05/2023	4,200,000	4,162,562
DNB Bank ASA
5.07% (H), 06/20/2023	4,200,000	4,154,149
Korea Development Bank
5.35% (H), 06/14/2023	4,200,000	4,156,950
Societe Generale SA
5.22% (H), 06/12/2023	4,200,000	4,156,122
Standard Chartered Bank
5.19% (H), 06/21/2023	4,200,000	4,151,832
Toronto-Dominion Bank
5.38% (H), 09/06/2023	4,300,000	4,202,098

		33,302,852

Financial Services - 4.6%
Cancara Asset Securitisation LLC
4.97% (H), 05/15/2023	4,200,000	4,173,750
Glencove Funding LLC
5.15% (H), 06/09/2023	4,200,000	4,158,374
Liberty Street Funding LLC
4.95% (H), 04/12/2023	4,200,000	4,193,202
LMA Americas LLC
5.21% (H), 05/11/2023	4,200,000	4,174,663
Thunder Bay Funding LLC
5.03% (H), 05/12/2023	4,206,000	4,181,612
Victory Receivables Corp.
4.87% (H), 04/28/2023	4,200,000	4,183,814

		25,065,415

Health Care Providers & Services - 0.8%
Columbia Funding Co. LLC
5.41% (H), 09/05/2023	4,300,000	4,200,675

Software - 0.8%
Manhattan Asset Funding Co. LLC
5.25% (H), 06/09/2023	4,200,000	4,158,456

Total Commercial Paper (Cost $66,740,847)		66,727,398

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Bills
4.66% (H), 06/08/2023	$ 10,812,000	$ 10,721,632
4.77% (H), 08/03/2023	29,695,000	29,221,647

Total Short-Term U.S. Government Obligations (Cost $39,944,699)		39,943,279

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	8,538,685	8,538,685

Total Other Investment Company (Cost $8,538,685)		8,538,685

Total Investments (Cost $642,122,954)		645,469,218
Net Other Assets (Liabilities) - (18.9)%		(102,620,811)

Net Assets - 100.0%		$ 542,848,407

Transamerica Series Trust	Page 11

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$27,643,606	$—	$27,643,606
Corporate Debt Securities	—	182,721,508	—	182,721,508
Foreign Government Obligations	—	3,773,119	—	3,773,119
Mortgage-Backed Securities	—	37,268,412	—	37,268,412
U.S. Government Agency Obligations	—	127,441,852	—	127,441,852
U.S. Government Obligations	—	150,570,142	—	150,570,142
Preferred Stock	841,217	—	—	841,217
Commercial Paper	—	66,727,398	—	66,727,398
Short-Term U.S. Government Obligations	—	39,943,279	—	39,943,279
Other Investment Company	8,538,685	—	—	8,538,685

Total Investments	$9,379,902	$636,089,316	$—	$645,469,218

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $101,565,313, representing 18.7% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,779,213, collateralized by cash collateral of $8,538,685 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,786,443. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the value of the security is $147, representing less than 0.1% of the Portfolio’s net assets.
(G)	Rounds to less than $1 or $(1).
(H)	Rates disclosed reflect the yields at March 31, 2023.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Page 14